Registration Nos. 333-149909

Investment Company Act File No. 811-524

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

THE DREYFUS/LAUREL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-149909), filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2008, the definitive versions of which were filed with the SEC on May 5, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 33-43846) (the “Registration Statement”), filed September 25, 2008.

Item 16	Exhibits.

(1)(a)	Registrant’s Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 87 to the Registration Statement.

(1)(b)

Amendment No. 1 to Registrant’s Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 90 to the Registration Statement.

(1)(c)

Amendment No. 2 to Registrant’s Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 90 to the Registration Statement.

(1)(d)

Amendment No. 3 to Registrant’s Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 92 to the Registration Statement, filed December 13, 1994.

(1)(e)

Amendment No. 4 to Registrant’s Second Amended and Restated Agreement and Declaration of

Trust is incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 93 to the Registration Statement, filed December 19, 1994.

(1)(f)

Amendment No. 9 to Registrant’s Second Amended and Restated Agreement and Declaration of

Trust is incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 117 to the Registration Statement, filed April 25, 2003.

(2)	Amended and Restated By-laws, dated February 1, 2006, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 127 to the Registration Statement, filed April 28, 2006.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Investment Management Agreement is incorporated by Reference to Exhibit (d) of Post-Effective Amendment No. 90 to the Registration Statement.

(6)(b)

Assignment Agreement, dated as of October 17, 1994 (relating to the Investment Management Agreement, dated April 4, 1994), is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 93 to the Registration Statement, filed December 19, 1994.

(7)(a)

Distribution Agreement, dated March 22, 2000 (relating to Dreyfus Premier Limited Term High Yield), is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 119 to the Registration Statement, filed June 25, 2004.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(5) of Post-Effective Amendment No. 131 to the Registration Statement, filed February 28, 2007.

(7)(c)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 131 to the Registration Statement, filed February 28, 2007.

(8)	Not applicable.

(9)	Form of Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 114 to the Registration Statement, filed April 26, 2001.

(10)(a)

Rule 18f-3 Plan for Dreyfus Premier Limited Term High Yield Fund, amended as of August 1, 2008, is incorporated by reference to Exhibit (n)(1) of Post Effective Amendment No. 141 to the Registration Statement, filed July 24, 2008.

(10)(b)

Amended Distribution Plan, dated April 24, 1997 (relating to Class B Shares and Class C Shares) for Dreyfus Premier Limited Term High Yield Fund, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 119 to the Registration Statement, filed June 25, 2004.

(10)(c)

Amended and Restated Distribution Plan, dated January 27, 2000 and effective March 22, 2000 for (relating to Class A Shares and Institutional Shares) for Dreyfus Premier Limited Term High Yield Fund, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 119 to the Registration Statement, filed June 25, 2004.

(10)(d)

Amended and Restated Service Plan, dated March 22, 2000 (relating to Class B, Class C and Class

T Shares) for Dreyfus Premier Limited Term High Yield Fund, is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 113 to the Registration Statement, filed May 1, 2000.

(11)	Opinion and consent of counsel(1)

(12)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Premier Limited Term High Yield Fund*

(13)	Not applicable.

(14)	Consent of Independent Registered Public Accounting Firm(1)

(15)	Not applicable.

(16)	Power of Attorney(1)

(17)(a)	Form of Proxy(1)

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 139 to the Registration Statement, filed April 25, 2008 (File No. 33-43846).

_____________________________________________________________________________________

*	Filed herewith.

(1)	Incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-149909), filed with the SEC on March 26, 2008.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 31st day of October, 2008.

THE DREYFUS/LAUREL FUNDS TRUST

By:	/s/ J. David Officer*
J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	October 31, 2008

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	October 31, 2008

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	October 31, 2008

/s/ James M. Fitzgibbons* James M. Fitzgibbons	Trustee	October 31, 2008

/s/ Kenneth A. Himmel* Kenneth A. Himmel	Trustee	October 31, 2008

/s/ Stephen J. Lockwood* Stephen J. Lockwood	Trustee	October 31, 2008

/s/ Roslyn M. Watson* Roslyn M. Watson	Trustee	October 31, 2008

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	October 31, 2008

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters for The Dreyfus/Laurel Funds Trust, on behalf of Dreyfus Premier Limited Term High Yield Fund